GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 92.7%
Dynamic – 9.9%
2,807,393	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 29,196,892
1,533,395	Goldman Sachs Managed Futures Strategy Fund - Class R6	16,545,336
1,502,104	Goldman Sachs Alternative Premia Fund - Class R6	10,334,477

		56,076,705

Equity – 28.9%
3,572,591	Goldman Sachs Dynamic Global Equity Fund - Class R6	87,028,321
1,755,980	Goldman Sachs International Equity Insights Fund - Class R6	26,304,575
1,861,469	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	22,319,009
873,065	Goldman Sachs International Small Cap Insights Fund - Class R6	12,371,324
800,825	Goldman Sachs Global Infrastructure Fund - Class R6	10,146,451
547,886	Goldman Sachs Global Real Estate Securities Fund - Class R6	6,371,909

		164,541,589

Exchange Traded Funds – 18.7%
625,350	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	53,798,861
969,154	Goldman Sachs Access Investment Grade Corporate Bond ETF	52,686,797

		106,485,658

Fixed Income – 35.2%
11,445,728	Goldman Sachs Global Income Fund - Class R6	146,734,237
1,610,036	Goldman Sachs Emerging Markets Debt Fund - Class R6	19,690,735
1,565,672	Goldman Sachs Core Fixed Income Fund - Class R6	17,159,767
679,050	Goldman Sachs High Yield Floating Rate Fund - Class R6	6,383,072
879,846	Goldman Sachs High Yield Fund - Class R6	5,710,199
862,000	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	4,723,758

		200,401,768

TOTAL UNDERLYING FUNDS – 92.7% (Cost $466,385,433)		$527,505,720

Shares	Distribution Rate	Value

Investment Company(a) – 4.3%

Goldman Sachs Financial Square Government Fund - Institutional Shares
24,156,025	0.026%	$ 24,156,025
(Cost $24,156,025)

TOTAL INVESTMENTS – 97.0% (Cost $490,541,458)		$551,661,745

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		17,324,796

NET ASSETS – 100.0%		$568,986,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our tollfree Shareholder Services Line at 1-800-526-7384 or visitus on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	379,314	SGD	510,000	12/15/21	$3,770
	USD	3,596,539	CHF	3,280,000	12/15/21	69,944
	USD	5,199,159	GBP	3,770,000	12/15/21	118,704
	USD	1,109,947	HKD	8,630,000	12/15/21	1,140
	USD	12,067,093	EUR	10,160,000	12/15/21	278,768
	USD	2,535,603	AUD	3,440,000	12/15/21	47,703
	USD	230,311	NOK	2,000,000	12/15/21	1,672
	USD	8,523,919	JPY	937,000,000	12/15/21	98,708
	USD	1,334,785	SEK	11,475,000	12/15/21	22,985
	USD	929,035	DKK	5,820,000	12/15/21	21,076
	USD	84,756	NZD	120,000	12/15/21	1,965
	USD	124,918	ILS	400,000	12/15/21	754

TOTAL						$667,189

FUTURES CONTRACTS — At September 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	134	12/17/21	$28,794,925	$(1,242,744)
10 Year U.S. Treasury Notes	138	12/21/21	18,162,094	(282,376)

TOTAL FUTURES CONTRACTS				$(1,525,120)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.75	03/13/2023	89	$222,500	$366,013	$392,012	$(25,999)
Eurodollar Futures	97.75	06/19/2023	96	240,000	362,400	391,501	(29,101)
Eurodollar Futures	99.00	12/19/2022	384	960,000	528,000	546,824	(18,824)

TOTAL			569	$1,422,500	$1,256,413	$1,330,337	$(73,924)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.3%
Dynamic – 7.4%
3,795,619	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 39,474,437
2,217,967	Goldman Sachs Managed Futures Strategy Fund - Class R6	23,931,860
1,235,011	Goldman Sachs Alternative Premia Fund - Class R6	8,496,875

		71,903,172

Equity – 40.2%
8,174,677	Goldman Sachs Dynamic Global Equity Fund - Class R6	199,135,128
5,510,697	Goldman Sachs International Equity Insights Fund - Class R6	82,550,241
4,371,680	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	52,416,447
1,880,665	Goldman Sachs International Small Cap Insights Fund - Class R6	26,649,027
1,370,621	Goldman Sachs Global Infrastructure Fund - Class R6	17,365,770
882,508	Goldman Sachs Global Real Estate Securities Fund - Class R6	10,263,566

		388,380,179

Exchange Traded Funds – 30.3%
2,407,185	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	207,090,126
1,576,107	Goldman Sachs Access Investment Grade Corporate Bond ETF	85,683,008

		292,773,134

Fixed Income – 16.4%
6,951,536	Goldman Sachs Global Income Fund - Class R6	89,118,685
2,937,807	Goldman Sachs Emerging Markets Debt Fund - Class R6	35,929,377
2,536,740	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	13,901,336
1,533,238	Goldman Sachs High Yield Fund - Class R6	9,950,717
990,602	Goldman Sachs High Yield Floating Rate Fund - Class R6	9,311,658

		158,211,773

TOTAL UNDERLYING FUNDS – 94.3% (Cost $738,352,050)		$911,268,258

Shares	Dividend Rate	Value

Investment Company(a) – 4.4%

Goldman Sachs Financial Square Government Fund - Institutional Shares
42,126,799	0.026%	$ 42,126,799
(Cost $42,126,799)

TOTAL INVESTMENTS – 98.7% (Cost $780,478,849)		$953,395,057

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		12,653,470

NET ASSETS – 100.0%		$966,048,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— Great British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our tollfree Shareholder Services Line at 1-800-526-7384 or visitus on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,644,169	DKK	10,300,000	12/15/21	$37,298
	USD	155,387	NZD	220,000	12/15/21	3,602
	USD	212,361	ILS	680,000	12/15/21	1,282
	USD	669,377	SGD	900,000	12/15/21	6,652
	USD	6,370,699	CHF	5,810,000	12/15/21	123,895
	USD	9,198,512	GBP	6,670,000	12/15/21	210,015
	USD	403,045	NOK	3,500,000	12/15/21	2,926
	USD	1,963,951	HKD	15,270,000	12/15/21	2,018
	USD	21,343,077	EUR	17,970,000	12/15/21	493,058
	USD	4,488,902	AUD	6,090,000	12/15/21	84,452
	USD	15,082,879	JPY	1,658,000,000	12/15/21	174,661
	USD	2,364,228	SEK	20,325,000	12/15/21	40,712

TOTAL						$1,180,571

FUTURES CONTRACTS — At September 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	169	12/17/21	$36,315,988	$(1,567,342)
10 Year U.S. Treasury Notes	262	12/21/21	34,481,656	(536,105)

TOTAL FUTURES CONTRACTS				$(2,103,447)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.75	06/19/2023	161	$402,500	$607,775	$656,580	$(48,805)
Eurodollar Futures	97.75	03/13/2023	149	372,500	612,763	656,290	(43,527)
Eurodollar Futures	99.00	12/19/2022	698	1,745,000	959,750	993,966	(34,216)

TOTAL			1,008	$2,520,000	$2,180,288	$2,306,836	$(126,548)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 92.9%
Dynamic – 4.6%
2,567,005	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 26,696,851
1,259,834	Goldman Sachs Managed Futures Strategy Fund - Class R6	13,593,614

		40,290,465

Equity – 51.5%
8,928,945	Goldman Sachs Dynamic Global Equity Fund - Class R6	217,509,104
7,205,255	Goldman Sachs International Equity Insights Fund - Class R6	107,934,715
5,498,998	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	65,932,980
2,749,882	Goldman Sachs International Small Cap Insights Fund - Class R6	38,965,822
1,313,761	Goldman Sachs Global Infrastructure Fund - Class R6	16,645,356
741,767	Goldman Sachs Global Real Estate Securities Fund - Class R6	8,626,750

		455,614,727

Exchange Traded Funds – 30.8%
3,057,660	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	263,050,490
171,088	Goldman Sachs Access Investment Grade Corporate Bond ETF	9,300,976

		272,351,466

Fixed Income – 6.0%
3,026,413	Goldman Sachs Emerging Markets Debt Fund - Class R6	37,013,035
1,503,514	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,239,256
1,233,497	Goldman Sachs High Yield Fund - Class R6	8,005,399

		53,257,690

TOTAL UNDERLYING FUNDS – 92.9% (Cost $617,328,980)		$821,514,348

Shares	Dividend Rate	Value

Investment Company(a) – 5.1%

Goldman Sachs Financial Square Government Fund - Institutional Shares
45,241,689	0.026%	$ 45,241,689
(Cost $45,241,689)

TOTAL INVESTMENTS – 98.0% (Cost $662,570,669)		$866,756,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		17,773,023

NET ASSETS – 100.0%		$884,529,060

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
EUR	— Euro Currency
EUR	— Euro Currency
EUR	— Euro Currency
EUR	— Euro Currency
EUR	— Euro Currency
GBP	— British Pound
GBP	— Great British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
USD	— U.S. Dollar
USD	— United States Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our tollfree Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	572,690	SGD	770,000	12/15/21	$5,692
	USD	4,956,207	CHF	4,520,000	12/15/21	96,387
	USD	7,619,457	GBP	5,525,000	12/15/21	173,963
	USD	1,758,167	HKD	13,670,000	12/15/21	1,806
	USD	17,138,598	EUR	14,430,000	12/15/21	395,928
	USD	3,707,583	AUD	5,030,000	12/15/21	69,752
	USD	322,436	NOK	2,800,000	12/15/21	2,340
	USD	13,281,667	JPY	1,460,000,000	12/15/21	153,803
	USD	1,858,231	SEK	15,975,000	12/15/21	31,998
	USD	1,273,832	DKK	7,980,000	12/15/21	28,897
	USD	141,261	NZD	200,000	12/15/21	3,275
	USD	174,886	ILS	560,000	12/15/21	1,056

TOTAL						$964,897

FUTURES CONTRACTS — At September 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	199	12/17/21	$42,762,613	$(1,845,568)
10 Year U.S. Treasury Notes	243	12/21/21	31,981,078	(497,227)

TOTAL FUTURES CONTRACTS				$(2,342,795)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.75	03/13/2023	151	$377,500	$620,987	$665,099	$(44,112)
Eurodollar Futures	97.75	06/19/2023	163	407,500	615,325	664,736	(49,411)
Eurodollar Futures	99.00	12/19/2022	741	1,852,500	1,018,875	1,055,199	(36,324)

TOTAL			1,055	$2,637,500	$2,255,187	$2,385,034	$(129,847)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.0%
Equity – 62.5%
1,888,987	Goldman Sachs International Small Cap Insights Fund - Class R6	$ 26,766,949
2,027,786	Goldman Sachs Global Infrastructure Fund - Class R6	25,692,043
699,378	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	8,385,538
646,057	Goldman Sachs Global Real Estate Securities Fund - Class R6	7,513,637
267,096	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	6,501,107
183,295	Goldman Sachs Emerging Markets Equity Fund - Class R6	5,588,659

		80,447,933

Exchange Traded Funds – 3.0%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3,929,817

Fixed Income – 33.5%
1,593,757	Goldman Sachs Emerging Markets Debt Fund - Class R6	19,491,649
668,771	Goldman Sachs Inflation Protected Securities Fund - Class R6	7,817,932
705,873	Goldman Sachs High Yield Floating Rate Fund - Class R6	6,635,209
987,860	Goldman Sachs High Yield Fund - Class R6	6,411,214
511,335	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	2,802,116

		43,158,120

TOTAL UNDERLYING FUNDS – 99.0% (Cost $97,970,888)		$127,535,870

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,260,002

NET ASSETS – 100.0%		$128,795,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our tollfree Shareholder Services Line at 1-800-526-7384 or visitus on the web at www.GSAMFUNDS.com.

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios, investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$56,076,705	$—	$—
Equity	164,541,589	—	—
Exchange Traded Funds	106,485,658	—	—
Fixed Income	200,401,768	—	—
Investment Companies	24,156,025	—	—

Total	$551,661,745	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$667,189	$—
Options Purchased	1,256,413	—	—

Total	$1,256,413	$667,189	$—

Liabilities
Futures Contracts(a)	$(1,525,120)	$—	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$71,903,172	$—	$—
Equity	388,380,179	—	—
Exchange Traded Funds	292,773,134	—	—
Fixed Income	158,211,773	—	—
Investment Companies	42,126,799	—	—

Total	$953,395,057	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,180,571	$—
Options Purchased	2,180,288	—	—

Total	$2,180,288	$1,180,571	$—

Liabilities
Futures Contracts(a)	$(2,103,447)	$—	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$40,290,465	$—	$—
Equity	455,614,727	—	—
Exchange Traded Funds	272,351,466	—	—
Fixed Income	53,257,690	—	—
Investment Companies	45,241,689	—	—

Total	$866,756,037	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$964,897	$—
Options Purchased	2,255,188	—	—

Total	$2,255,188	$964,897	$—

Liabilities
Futures Contracts(a)	$(2,342,795)	$—	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$80,447,933	$—	$—
Exchange Traded Funds	3,929,817	—	—
Fixed Income	43,158,120	—	—

Total	$127,535,870	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other Portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolios or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio that has a relative concentration of its portfolio in a single Underlying Fund, they may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Portfolio engages in cash redemptions, then liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.